UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2009

Item 1. Reports to Stockholders.

Plumb Funds is a trademark of
Wisconsin Capital Funds, Inc.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2009

www.plumbfunds.com

PLUMB FUNDS

Dear Fellow Shareholders:

Stock markets around the world have staged a robust recovery from the March lows.  For the six months ended September 30, 2009, the Plumb Balanced Fund returned 22.93% and the Plumb Equity Fund returned 29.58%.  Over the same period, the 65/35 blend of the S&P 500 Index and Barclays Capital Government Corporate Bond Index returned 21.76% and the S&P 500 Index was up 34.02%.

Virtually none of the increase in stock prices to date has come from earnings growth; it has been a price-earnings recovery.  We believe any sustained stock market advance from here is going to have to be fueled by true economic recovery and earnings growth.  If we are right, this leg of the recovery favors companies with strong balance sheets and real competitive advantages in long-term growth markets.

Our concerns stem primarily from the continued weakness in the financial sector and that headwinds we see in the housing and commercial real estate markets will pressure bank balance sheets well into 2010.  Consequently, we did not fully participate in the recovery in financial stocks that led this early stage of stock market recovery.  Our portfolio is positioned towards technology and large multinational companies with exposure to developing markets that we feel should perform well even if the United States trails the rest of the world in coming out of the recession.  Our bonds are short-term in nature seeking to protect against an eventual increase in interest rates we expect to occur when the Federal Reserve attempts to remove liquidity from the market.

Among our equity holdings, the return drivers were Cisco Systems, Tyco International, Cadbury PLC, DuPont De Nemours, and Heartland Payment Systems.  Performance detractors included Corinthian Colleges, Wal-Mart Stores, ConocoPhillips, and Genzyme.  We have since sold some of these companies, while increasing our investment in the ones we consider to be even more promising and offered at an even better price.

As the market has appreciated, we have maintained our conservative posture.  We believe that the most attractive investments on a risk-adjusted basis are the large multinational companies with strong balance sheets that trade at attractive valuations.  Due to the problems we see in the banking sector, we continue to avoid investments in that area.  We expect substantial volatility in the financial sector with periodic buying opportunities for quite some time.  We recognize that there are real problems in the economy; business defaults and unemployment will likely continue to rise, even possibly beyond most people’s current expectations.  Many more financial institution issues still need to be resolved.  We believe we are buying solid companies at attractive prices that will report strong earnings over the longer term.  We are optimistic about the opportunities we expect to see over the horizon.

Sincerely,

Thomas G. Plumb
Portfolio Manager

PLUMB FUNDS

Past performance is not a guarantee of future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information. Current and future portfolio holdings are subject to risk.

Mutual fund investing involves risk. Principal loss is possible. The funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Temporary defensive positions - Under adverse market conditions the funds could invest a substantial portion of their assets in US Treasury Securities and money market securities, which could reduce the benefit from any upswing in the market.

The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after tax performance. Investment in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

The 65/35 blend is a weighted average consisting of 65% weight of the S&P 500’s returns and a 35% weight of the Barclays Capital Intermediate Government/Credit Bond Index returns.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.  It is not possible to invest directly in an index.

PLUMB FUNDS

Expense Example
September 30, 2009 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 – September 30, 2009).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2009 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2009 to
	April 1, 2009	September 30, 2009	September 30, 2009
Actual	$1,000.00	$1,231.90	$6.15
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.55	$5.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2009 to
	April 1, 2009	September 30, 2009	September 30, 2009
Actual	$1,000.00	$1,292.70	$6.90
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.05	$6.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Sector as of September 30, 2009
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Sector as of September 30, 2009
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 64.13%
Air Freight & Logistics – 1.72%
United Parcel Service, Inc. – Class B	13,000	$734,110

Beverage and Tobacco Product Manufacturing – 0.59%
Wendy’s / Arby’s Group, Inc. – Class A	52,822	249,848

Beverages – 1.26%
The Coca-Cola Co.	10,000	537,000

Capital Markets – 0.90%
Morgan Stanley	12,400	382,912

Chemicals – 1.36%
EI Du Pont de Nemours & Co.	18,000	578,520

Communications Equipment – 3.91%
Cisco Systems, Inc. (a)	60,000	1,412,400
Corning, Inc.	16,500	252,615
		1,665,015
Computers & Peripherals – 2.29%
Apple, Inc. (a)	1,500	278,055
EMC Corp. (a)	41,000	698,640
		976,695
Diversified Consumer Services – 2.73%
Apollo Group, Inc. (a)	12,000	884,040
Corinthian Colleges, Inc. (a)	15,000	278,400
		1,162,440
Diversified Financial Services – 2.93%
CME Group, Inc.	2,500	770,475
IntercontinentalExchange, Inc. (a)	2,500	242,975
The NASDAQ OMX Group, Inc. (a)	11,100	233,655
		1,247,105
Diversified Telecommunication Services – 2.11%
AT&T, Inc.	15,000	405,150
Verizon Communications, Inc.	16,300	493,401
		898,551

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment – 1.27%
Emerson Electric Co.	13,500	$541,080

Energy Equipment & Services – 2.01%
Diamond Offshore Drilling, Inc.	5,500	525,360
ENSCO International, Inc.	7,800	331,812
		857,172
Food & Staples Retailing – 5.56%
CVS / Caremark Corp.	19,100	682,634
Walgreen Co.	27,300	1,022,931
Wal-Mart Stores, Inc.	13,500	662,715
		2,368,280
Food Products – 4.31%
Cadbury PLC – ADR	12,000	614,520
Kraft Foods, Inc.	25,400	667,258
Nestle SA – ADR	13,000	554,970
		1,836,748
Hotels, Restaurants & Leisure – 1.93%
McDonald’s Corp.	14,400	821,808

Industrial Conglomerates – 2.84%
3M Co.	7,500	553,500
Tyco International Ltd. (b)	19,000	655,120
		1,208,620
Insurance – 0.70%
Greenlight Capital Re Ltd. (a)(b)	16,000	300,800

IT Services – 7.76%
Automatic Data Processing, Inc.	16,300	640,590
Fiserv, Inc. (a)	12,700	612,140
Heartland Payment Systems, Inc.	50,000	725,500
Paychex, Inc.	27,500	798,875
The Western Union Co.	28,000	529,760
		3,306,865
Management Consulting Services – 1.46%
ABB Ltd. – ADR (a)	31,100	623,244
The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining – 0.90%
Titanium Metals Corp.	40,000	$383,600

Oil, Gas & Consumable Fuels – 4.49%
Chevron Corp.	8,900	626,827
ConocoPhillips	10,000	451,600
Exxon Mobil Corp.	8,200	562,602
Occidental Petroleum Corp.	3,500	274,400
		1,915,429
Pharmaceuticals – 5.05%
Abbott Laboratories	11,000	544,170
Genzyme Corp. (a)	6,200	351,726
Johnson & Johnson	16,000	974,240
Merck & Co., Inc.	9,000	284,670
		2,154,806
Road & Rail – 1.05%
Burlington Northern Santa Fe Corp.	5,600	447,048

Semiconductor & Semiconductor Equipment – 0.62%
Microchip Technology, Inc.	10,000	265,000

Software – 2.75%
Adobe Systems, Inc. (a)	12,000	396,480
Microsoft Corp.	30,000	776,700
		1,173,180
Specialty Retail – 0.12%
Cost Plus, Inc. (a)	24,541	49,818

Support Activities for Mining – 0.53%
Weatherford International Ltd. (a)(b)	11,000	228,030

Tobacco – 0.98%
Philip Morris International, Inc.	8,600	419,164

TOTAL COMMON STOCKS
(Cost $26,234,256)		27,332,888

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS – 1.56%
Commercial Banks – 1.48%
Morgan Stanley Capital Trust VIII, 6.450%	10,000	$218,300
Fifth Third Capital Trust V, 7.250%	20,000	412,000
		630,300
Thrifts & Mortgage Finance – 0.08%
Federal National Mortgage Association, 8.250%	20,000	32,200

TOTAL PREFERRED STOCKS
(Cost $705,379)		662,500

EXCHANGE-TRADED FUNDS – 0.78%
Gladstone Capital Corp.	27,913	249,263
iShares Silver Trust (a)	5,000	81,900

EXCHANGE-TRADED FUNDS
(Cost $307,375)		331,163

	Principal
	Amount
CONVERTIBLE BONDS – 3.59%
Health Care Equipment & Supplies – 1.86%
Medtronic, Inc.
1.625%, 04/15/2013	$800,000	794,000

Semiconductor & Semiconductor Equipment – 1.14%
Linear Technology Corp.
3.000%, 05/01/2027	500,000	485,000

Support Activities for Mining – 0.59%
Transocean, Inc. (b)
1.625%, 12/15/2037	250,000	250,000

TOTAL CONVERTIBLE BONDS
(Cost $1,372,213)		1,529,000

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS – 25.33%
Capital Markets – 2.41%
The Bear Stearns Companies, LLC
4.550%, 06/23/2010	$1,000,000	$1,027,126

Chemicals – 2.35%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009	1,000,000	1,000,580

Credit Intermediation and Related Activities – 2.45%
Bank of America
6.600%, 05/15/2010	500,000	513,111
Toyota Motor Credit Corp.
3.784%, 01/09/2012 (c)	500,000	529,892
		1,043,003
Electric, Gas, And Sanitary Services – 2.35%
WPS Resources Corp.
7.000%, 11/01/2009	1,000,000	1,001,203

Food & Staples Retailing – 0.64%
CVS Pass-Through Trust
6.943%, 01/10/2030	270,551	274,047

Food Products – 1.28%
Kraft Foods, Inc.
6.250%, 06/01/2012	500,000	544,055

Industrial Conglomerates – 1.86%
General Electric Co.
5.000%, 02/01/2013	750,000	791,781

Insurance – 1.20%
Marsh & McLennan Companies, Inc.
5.150%, 09/15/2010	500,000	510,375

Machinery – 1.45%
Caterpillar, Inc.
7.900%, 12/15/2018	500,000	617,654

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Non-depository Credit Institutions – 3.19%
American General Finance Corp.
5.800%, 09/15/2013	$500,000	$319,969
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	1,039,109
		1,359,078
Oil, Gas & Consumable Fuels – 1.26%
Noble Holding International, Inc. (b)
7.375%, 03/15/2014	500,000	538,639

Software – 2.45%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,046,205

Specialty Retail – 2.44%
Home Depot, Inc.
5.200%, 03/01/2011	1,000,000	1,039,203

TOTAL CORPORATE BONDS
(Cost $10,502,622)		10,792,949

U.S. TREASURY OBLIGATIONS – 1.17%
U.S. Treasury Inflation Indexed Bonds – 1.17%
Federal Home Loans Bank
4.000%, 07/08/2019	500,000	500,333

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $500,000)		500,333

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 5.75%
Money Market Funds – 5.75%
Aim Liquid Assets Portfolio –
Institutional Class, 0.28% (c)	1,650,000	$1,650,000
AIM STIT-STIC Prime Portfolio, 0.20% (c)	800,520	800,520

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,450,519)		2,450,520
Total Investments
(Cost $42,072,364) – 102.31%		43,599,353
Liabilities in Excess of Other Assets – (2.31)%		(979,031)
TOTAL NET ASSETS – 100.00%		$42,620,322

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)Non-income producing security.
(b)Foreign issued security.
(c)Variable rate security. The rate listed is as of September 30, 2009.
The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.43%
Air Freight & Logistics – 2.81%
United Parcel Service, Inc. – Class B	7,000	$395,290

Beverage and Tobacco Product Manufacturing – 1.01%
Wendy’s / Arby’s Group, Inc. – Class A	30,000	141,900

Biotechnology – 1.28%
BioMarin Pharmaceutical, Inc. (a)	10,000	180,800

Capital Markets – 1.40%
Morgan Stanley	6,400	197,632

Chemicals – 1.94%
EI Du Pont de Nemours & Co.	8,500	273,190

Communications Equipment – 5.49%
Cisco Systems, Inc. (a)	27,000	635,580
Corning, Inc.	9,000	137,790
		773,370
Computers & Peripherals – 3.67%
Apple, Inc. (a)	900	166,833
EMC Corp. (a)	20,500	349,320
		516,153
Diversified Consumer Services – 4.19%
Apollo Group, Inc. – Class A (a)	6,000	442,020
Corinthian Colleges, Inc. (a)	8,000	148,480
		590,500
Diversified Financial Services – 4.51%
CME Group, Inc.	1,200	369,828
IntercontinentalExchange, Inc. (a)	1,500	145,785
The NASDAQ OMX Group, Inc. (a)	5,700	119,985
		635,598
Diversified Telecommunication Services – 3.70%
AT&T, Inc.	10,000	270,100
Verizon Communications, Inc.	8,300	251,241
		521,341

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment – 1.85%
Emerson Electric Co.	6,500	$260,520

Energy Equipment & Services – 3.35%
Diamond Offshore Drilling, Inc.	3,600	343,872
ENSCO International, Inc.	3,000	127,620
		471,492
Food & Staples Retailing – 6.84%
CVS Corp. / Caremark Corp.	10,000	357,400
Walgreen Co.	7,000	262,290
Wal-Mart Stores, Inc.	7,000	343,630
		963,320
Food Products – 6.53%
Cadbury PLC – ADR	5,500	281,655
Kraft Foods, Inc. – Class A	12,900	338,883
Nestle SA – ADR	7,000	298,830
		919,368
Hotels, Restaurants & Leisure – 2.92%
McDonald’s Corp.	7,200	410,904

Industrial Conglomerates – 4.54%
3M Co.	4,000	295,200
Tyco International Ltd. (b)	10,000	344,800
		640,000
Insurance – 1.07%
Greenlight Capital Re Ltd. (a)(b)	8,000	150,400

Internet Software & Services – 0.35%
Google, Inc. – Class A (a)	100	49,585

IT Services – 12.39%
Automatic Data Processing, Inc.	9,000	353,700
Fiserv, Inc. (a)	6,500	313,300
Heartland Payment Systems, Inc.	25,000	362,750
Paychex, Inc.	15,500	450,275
The Western Union Co.	14,000	264,880
		1,744,905

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Management Consulting Services – 2.28%
ABB Ltd. – ADR (a)	16,000	$320,640

Metals & Mining – 1.70%
Titanium Metals Corp.	25,000	239,750

Oil, Gas & Consumable Fuels – 6.99%
Chevron Corp.	4,000	281,720
ConocoPhillips	5,000	225,800
Exxon Mobil Corp.	4,100	281,301
Occidental Petroleum Corp.	2,500	196,000
		984,821
Pharmaceuticals – 5.33%
Genzyme Corp. (a)	3,200	181,536
Johnson & Johnson	7,000	426,230
Merck & Co., Inc.	4,500	142,335
		750,101
Road & Rail – 1.87%
Burlington Northern Santa Fe Corp.	3,300	263,439

Semiconductor & Semiconductor Equipment – 1.88%
Microchip Technology, Inc.	10,000	265,000

Software – 4.22%
Adobe Systems, Inc. (a)	7,000	231,280
Microsoft Corp.	14,000	362,460
		593,740
Specialty Retail – 0.21%
Cost Plus, Inc. (a)	14,266	28,960

Support Activities for Mining – 0.59%
Weatherford International Ltd. (a)(b)	4,000	82,920

Tobacco – 1.52%
Philip Morris International, Inc.	4,400	214,456

TOTAL COMMON STOCKS
(Cost $12,452,545)		13,580,095

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2009 (Unaudited) (Continued)

	Shares	Value
EXCHANGE-TRADED FUNDS – 2.11%
Gladstone Capital Corp.	15,000	$133,950
iShares Silver Trust (a)	10,000	163,800

TOTAL EXCHANGE-TRADED FUNDS
(Cost $255,938)		297,750

SHORT-TERM INVESTMENTS – 1.57%
Money Market Funds – 1.57%
Aim Liquid Assets Portfolio –
Institutional Class, 0.28% (c)	221,557	221,557

TOTAL SHORT-TERM INVESTMENTS
(Cost $221,557)		221,557
Total Investments
(Cost $12,930,040) – 100.11%		14,099,402
Liabilities in Excess of Other Assets – (0.11)%		(15,604)
TOTAL NET ASSETS – 100.00%		$14,083,798

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)Non-income producing security.
(b)Foreign issued security.
(c)Variable rate security. The rate listed is as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2009 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$43,599,353	$14,099,402
Dividends, interest and other receivables	200,863	15,814
Receivable for investments sold	187,338	97,237
Receivable from Advisor	—	5,054
Prepaid assets	21,585	18,480
Total Assets	44,009,139	14,235,987

Liabilities
Payable for investments purchased	1,312,753	114,230
Accrued distribution fee	12,979	1,368
Payable to Adviser	4,145	—
Administrative & accounting services fee payable	5,182	1,713
Accrued expenses and other liabilities	53,758	34,878
Total Liabilities	1,388,817	152,189
Net Assets	$42,620,322	$14,083,798

Net Assets Consist Of:
Paid in capital	56,398,488	19,995,241
Accumulated net investment income	736,897	108,954
Accumulated net realized loss	(16,042,051)	(7,189,759)
Net unrealized appreciation on investments	1,526,988	1,169,362
Net assets	$42,620,322	$14,083,798

Shares of beneficial interest outstanding
(unlimited shares of $0.01 par value authorized)	2,720,599	963,174
Net asset value and redemption price per share	$15.67	$14.62
Maximum offering price per share	$15.67	$14.62

* Cost of Investments	$42,072,364	$12,930,040

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Period Ended September 30, 2009 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends	$337,486	$152,923
Interest	375,573	1,127
Total Investment Income	713,059	154,050

Expenses:
Investment Adviser’s fee (a)	127,658	41,565
Distribution fees	49,099	15,986
Administrative & accounting service fees (a)	29,459	9,592
Professional fees	26,275	5,432
Transfer agent fees and expenses	24,156	15,401
Administration fee	23,569	23,299
Fund accounting fees	17,674	16,509
Registration fees	13,531	13,386
Trustee fees and expenses	11,298	3,968
Custody fees	3,621	3,544
Insurance expense	2,756	742
Printing and mailing expense	1,590	992
Total expenses before waiver	330,686	150,416
Less: Fees waived (b)	(114,650)	(73,681)
Net expenses	216,036	76,735
Net Investment Income	497,023	77,315

Realized and Unrealized Loss:
Net realized loss on investments	(910,252)	(417,782)
Net change in unrealized
appreciation on investments	8,476,265	3,555,837
Net realized and unrealized
gain on investments	7,566,013	3,138,055

Net Increase in Net Assets
Resulting from Operations	$8,063,036	$3,215,370

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months	Year
	Ended	Ended
	September 30,	March 31,
	2009	2009
	(Unaudited)
Operations:
Net investment income	$497,023	$985,431
Net realized loss on investments	(910,252)	(11,365,878)
Net change in unrealized
appreciation (depreciation) on investments	8,476,265	(2,471,691)
Net increase (decrease) in net assets
resulting from operations	8,063,036	(12,852,138)

Dividends And Distributions To Shareholders:
Net investment income	—	(1,020,553)
Total dividends and distributions	—	(1,020,553)

Fund Share Transactions:
Proceeds from shares sold	1,116,059	3,772,197
Shares issued to holders in
reinvestment of dividends	—	420,635
Cost of shares redeemed	(1,312,520)	(11,267,334)
Net decrease in net assets from
capital share transactions	(196,461)	(7,074,502)
Total increase (decrease) in net assets	7,866,575	(20,947,193)

Net Assets:
Beginning of period	34,753,747	55,700,940
End of period**	$42,620,322	$34,753,747

** Including undistributed net
investment income of	$736,897	$239,874

Change In Shares Outstanding:
Shares sold	80,323	238,433
Shares issued to holders in
reinvestment of dividends	—	31,915
Shares redeemed	(92,856)	(717,400)
Net decrease	(12,533)	(447,052)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months	Year
	Ended	Ended
	September 30,	March 31,
	2009	2009
	(Unaudited)
Operations:
Net investment income	$77,315	$95,430
Net realized loss on investments	(417,782)	(4,925,253)
Net change in unrealized
appreciation (depreciation) on investments	3,555,837	(374,436)
Net increase (decrease) in net assets
resulting from operations	3,215,370	(5,204,259)

Dividends And Distributions To Shareholders:
Net investment income	—	(101,823)
Total dividends and distributions	—	(101,823)

Fund Share Transactions:
Proceeds from shares sold	896,355	2,585,617
Shares issued to holders in
reinvestment of dividends	—	57,800
Cost of shares redeemed	(861,094)	(4,132,841)
Net increase (decrease) in net assets
from capital share transactions	35,261	(1,489,424)
Total increase (decrease) in net assets	3,250,631	(6,795,506)

Net Assets:
Beginning of period	10,833,167	17,628,673
End of period**	$14,083,798	$10,833,167

** Including undistributed net
investment income of	$108,954	$31,639

Change In Shares Outstanding:
Shares sold	71,084	175,597
Shares issued to holders in
reinvestment of dividends	—	4,857
Shares redeemed	(65,770)	(291,664)
Net increase (decrease)	5,314	(111,210)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the		For the	For the Period
	Six Months		Year	May 24, 2007*
	Ended		Ended	through
	September 30,		March 31,	March 31,
	2009		2009	2008
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$12.72		$17.52	$20.00

Operations:
Net investment income(1)	0.18		0.37	0.28
Net realized and unrealized gain (loss)	2.77		(4.80)	(2.55)
Total from investment operations	2.95		(4.43)	(2.27)

Dividends and distributions to shareholders:
Dividends from net investment income	—		(0.37)	(0.21)
Total dividends and distributions	—		(0.37)	(0.21)
Change in net asset value for the period	2.95		(4.80)	(2.48)
Net asset value, end of period	$15.67		$12.72	$17.52

Total return	23.19%	(2)	(25.33)%	(11.44)%	(2)

Ratios/supplemental data
Net assets, end of period (000)	$42,620		$34,754	$55,701

Ratio of net expenses to average net assets:
Before expense
reimbursement and waivers	1.68%	(3)	1.57%	1.56%	(3)
After expense
reimbursement and waivers	1.10%	(3)	1.10%	1.10%	(3)
Ratio of net investment
income to average net assets:
After expense
reimbursement and waivers	2.53%	(3)	2.19%	1.78%	(3)

Portfolio turnover rate	24%	(2)	63%	51%	(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the		For the	For the Period
	Six Months		Year	May 24, 2007*
	Ended		Ended	through
	September 30,		March 31,	March 31,
	2009		2009	2008
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$11.31		$16.49	$20.00

Operations:
Net investment income(1)	(0.17)		0.10	0.08
Net realized and unrealized gain (loss)	3.48		(5.17)	(3.50)
Total from investment operations	3.31		(5.07)	(3.42)

Dividends and distributions to shareholders:
Dividends from net investment income	—		(0.11)	(0.09)
Total dividends and distributions	—		(0.11)	(0.09)
Change in net asset value for the period	3.31		(5.18)	(3.51)
Net asset value, end of period	$14.62		$11.31	$16.49

Total return	29.27%	(2)	(30.81)%	(17.14)%	(2)

Ratios/supplemental data
Net assets, end of period (000)	$14,084		$10,883	$17,629

Ratio of net expenses to average net assets:
Before expense
reimbursement and waivers	2.35%	(3)	2.14%	2.10%	(3)
After expense
reimbursement and waivers	1.20%	(3)	1.20%	1.20%	(3)
Ratio of net investment
income to average net assets:
After expense
reimbursement and waivers	1.21%	(3)	0.65%	0.56%	(3)

Portfolio turnover rate	30%	(2)	83%	67%	(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited)

1.ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited) (Continued)

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.  For the fiscal period ended March 31, 2009, $17 for the Plumb Balanced Fund was reclassified from accumulated realized loss on investment to undistributed net investment income, and $6,305 was reclassified from paid in capital to undistributed net investment income for both the Plumb Balanced Fund and Plumb Equity Fund.

New Accounting Pronouncements:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited) (Continued)

for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, involving the Funds’ assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
The Plumb Balanced Fund
Investments in:
Common Stock	$27,332,888	$—	$—	$27,332,888
Preferred Stock	662,500	—	—	662,500
Exchange-Traded Funds	331,163	—	—	33,163
Convertible Bonds	—	1,529,000	—	1,529,000
Corporate Bonds	—	10,792,949	—	10,792,949
U.S. Treasury Obligations	—	500,333	—	500,333
Money Market Funds	2,450,520	—	—	2,450,520
Total	$30,777,071	$12,822,282	$—	$43,599,353

The Plumb Equity Fund
Investments in:
Common Stock	$13,580,095	$—	$—	$13,580,095
Exchange-Traded Funds	297,750	—	—	297,750
Money Market Funds	221,557	—	—	221,557
Total	$14,099,402	$—	$—	$14,099,402

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited) (Continued)

Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through November 24, 2009, the date financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

3.DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2009, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $49,099 and $15,986, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2009, $12,979 and $1,368 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the expenses until June 30, 2010, to the extent that the Funds total annual operating expenses exceed 1.10% and 1.20% for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six-months ended September 30, 2009, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $114,650 and $73,681, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2011 $231,096	2011 $153,281
2012 $213,244	2012 $137,938

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited) (Continued)

The Funds also have an Administrative and Accounting Services Agreement with the Advisor which provides for the administrative and accounting fees computed daily and paid monthly at an annual rate of 0.15% of the Funds’ average daily net assets.

5.INVESTMENT TRANSACTIONS

For the six months ended September 30, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$11,009,726	$4,504,440
Sales:	$11,084,679	$3,640,372

6.BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2009, Charles Schwab Inc., for the benefit of its customers, owned 33.58% of the Plumb Equity Fund.  As of September 30, 2009, the Plumb Trust Company, for the benefit of its customers, owned 58.47% and 43.23% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  As a result, Charles Schwab Inc. may be deemed to control the Plumb Equity Fund and the Plumb Trust Company may be deemed to control both the Plumb Balanced Fund and the Plumb Equity Fund.

7.FEDERAL TAX INFORMATION

As of and during the year ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited) (Continued)

As of March 31, 2009 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Tax cost of Investments	$41,684,289	$13,545,866

Unrealized Appreciation	$832,919	$367,844
Unrealized Depreciation	(7,808,980)	(3,056,530)
Net tax unrealized
depreciation on investments	$(6,976,061)	$(2,688,686)

Undistributed ordinary income	$239,874	$31,639
Distributable earnings	$239,874	$31,639

Other accumulated losses	(15,105,015)	(6,469,766)
Total accumulated losses	$(21,841,202)	$(9,126,813)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2009 the Funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2016	(506,660)	(211,702)
March 31, 2017	(6,710,977)	(3,162,317)

As of March 31, 2009, the Funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	(7,887,378)
Plumb Equity Fund	(3,095,747)

PLUMB FUNDS

Notes to Financial Statements
September 30, 2009 (Unaudited) (Continued)

8.DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal periods ended March 31, 2009 and 2008 were as follows:

	Plumb Balanced Fund
	Year Ended	Period Ended
	March 31, 2009	March 31, 2008
Distributions paid from:
Ordinary Income	$1,020,553	$657,363
Total Distributions Paid	$1,020,553	$657,363

	Plumb Equity Fund
	Year Ended	Period Ended
	March 31, 2009	March 31, 2008
Distributions paid from:
Ordinary Income	$101,823	$102,110
Total Distributions Paid	$101,823	$102,110

PLUMB FUNDS

Additional Information (Unaudited)

1.ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served(1)	Five Years	Director
Independent Directors:
Patrick J. Quinn	Director	Since	President and Chairman	National
Birth date:		2007	of the Board of Ayres	Presto
September 13, 1949			Associates (professional	Industries
			civil engineering firm)	since May
			since April 2000.	2001.

Jay Loewi	Director	Since	CEO of the QTI Group since	None.
Birth date:		2007	November 2007; prior
March 1, 1957			thereto, President of QTI
Group of Companies
since 1992.

Jeffrey B. Sauer	Director	Since	Assistant to the	None.
Birth date:		2007	Commissioner of Western
March 10, 1943			Collegiate Hockey
Association since 2002.
Interested Directors and Officers:
Thomas G. Plumb(2)	Director,	Since	President of Wisconsin	None.
Birth date:	President	2007	Capital Management, LLC
July 29, 1952	and Chief		since January, 2004; CEO of
	Executive		Plumb Trust Company;
	Officer		President of Thompson
Plumb Funds until
March, 2005.

Timothy R. O’Brien	Chief	Since	Vice President and	None.
Birth date:	Financial	2007	Portfolio Manager for
June 8, 1959	Officer		Wisconsin Capital
	and		Management, LLC since 2004;
	Treasurer		Principal of Wisconsin
Capital Management, LLC
until December 2008.
	Secretary	Since
2009

PLUMB FUNDS

Additional Information (Unaudited) (Continued)
Term of
	Position(s)	Office
	Held with	and	Principal	Other
	Wisconsin	Length	Occupation(s)	Directorships
Name,	Capital	of Time	During Past	Held by
Address and Age	Funds, Inc.	Served(1)	Five Years	Director
Connie M. Redman	Chief	Since	Vice President, Chief	None.
Birth date:	Compliance	2007	Compliance Officer and
February 27, 1966	Officer		Corporate Secretary of
Wisconsin Capital
Management, LLC since
March, 2008; Vice President,
Chief Compliance Officer,
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital Management,
LLC since October, 2005; Vice
President, Human Resources
Manager and Corporate
Secretary of Wisconsin Capital
Management, LLC from
January, 2004 through
October, 2005; prior thereto
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital
Management, LLC.

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds have an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	65.49%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2009, was as follows:

Plumb Balanced Fund	63.70%
Plumb Equity Fund	100.00%

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

3.BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 14, 2009, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered at the Meeting various materials, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum from Funds’ management providing information regarding:

o	the Funds’ absolute performance, and their performance relative to industry benchmarks and a universe of relevant peers, as determined by Morningstar;

o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective Morningstar peers;

o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor;

o	services provided to other similarly-sized clients of the Advisor and the fees paid by such clients;

•	reports prepared by Morningstar showing quarterly and annual performance history of the Funds;

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board agreed that the Advisor, with a track record spanning twenty-five years, twenty of those managing mutual funds, was well qualified to continue to manage a mutual fund.  They noted the staff’s long history in money management, especially that of the portfolio managers.

The performance of the Funds.

The Board was pleased with the Funds’ performance, relative to both their respective peer groups and benchmark indices in spite of turbulent market conditions.  While the Funds still had negative returns over the past fiscal year and since inception, the Board noted that the Equity Fund was able to outperform its benchmark over both time periods and that for the year ending March 31, 2009, the Equity Fund ranked in the top 5% of its Morningstar peer group, consisting of 2,232 funds with similar investment objectives. The Board also noted that the Balanced Fund had comparable performance to its benchmark and its Morningstar peer group, consisting of 1,315 funds, during the past fiscal year.  The Board recognized that wealth preservation in a declining market is just as important, if not more so, as high returns in an advancing market.  The Board also viewed the Advisor’s adherence to its investment methodology over the last year in a positive manner.

The fees and expenses charged by the Advisor.

The Board considered the fees and expenses charged by the Adviser and incurred by the Fund.  The Board noted especially the Adviser’s willingness to waive large portions of its fees under the Advisory Agreement and administrative agreement over the past year, consisting of approximately 42 basis points out of its 80 basis point fee with respect to the Balanced Fund and 77 basis points out of its 80 basis point fee with respect to the Equity Fund, and also the Advisor’s absorption other various costs associated with the start up of the Funds.  They noted that despite the Funds having less than two years of operation, the waivers granted by the Advisor kept the Funds’ expense ratios at or below the median expense ratios of funds in their respective Morningstar peer groups.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board also considered the services provided by and the fees paid to the Advisor by another similarly-sized client that has an investment style similar to the Balanced Fund.   The Board believed that the Advisor did not offer a level of service to the other client comparable to the services provided to the Balanced Fund.

Ultimately, the Board concluded that the Funds’ advisory fee rate of 65 basis point of assets under management to be fair and reasonable.

The extent to which economies of scale will be realized as the Funds grow.

The Board noted that, due to their relatively small size, the Funds have yet to achieve any economies of scale, but due to the amount of fixed costs associated with running a fund, growth in assets would achieve these economies.

Costs of the services and profits realized by the Advisor.

The Board also discussed the profitability of the Advisor and the benefits being realized by the Advisor by virtue of its managing the Funds.  In light of the fact that the Advisor waived a substantial portion of its advisory fee, the Board felt that the profits being realized by the Adviser were certainly not excessive.  The Board also considered other than economic benefits to the Advisor, including the fact that the Adviser received compensation in the form of soft-dollars commission to pay for research and the fact that managing the Funds presents the Advisor with the opportunity to provide prospective clients with an audited and publicly available investment record.  They agreed that such non-economic benefits, including the research, would benefit the Fund and did not constitute excessive compensation to the Advisor.

Based on its evaluation of all material factors and the information provided to it, the Board of Directors, including all of the Independent Directors, voted unanimously to renew the Agreement for a one-year period.

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH  44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date   11/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas G. Plumb
Thomas G. Plumb, President

Date   11/23/2009

By (Signature and Title)      /s/ Timothy R. O’Brien
Timothy R. O’Brien, Treasurer

Date   11/23/2009